Summary of Significant Accounting Policies-Other, net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Component of Other Expense, Nonoperating [Line Items]
Adjustment to acquired liabilities	$ 1.3
Income (Loss) from internal revenue service claims [Member]
Component of Other Expense, Nonoperating [Line Items]
Other nonoperating expense	0.4
Professional fees [Member]
Component of Other Expense, Nonoperating [Line Items]
Other nonoperating expense	$ 1.2